ACCOUNTING PRINCIPLES, Background and Description of the Technip Energies Business (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 16, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 17, 2017	Jan. 16, 2017
Background [Abstract]
Ownership interest	50.10%
Goodwill attributable to Technip's legacy onshore/offshore business segment				€ 2,178.4	€ 1,453.6
Minimum [Member]
Background [Abstract]
Number of years of experience in managing large engineering, procurement, and construction projects		60 years
TechnipFMC [Member]
Background [Abstract]
Ownership interest	49.90%
Allocation of general corporate expenses for certain management and support functions		€ 381.2	€ 322.8	€ 314.7
FMC Technologies [Member]
Background [Abstract]
Ownership interest						100.00%